UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04764

Dreyfus Municipal Bond Opportunity Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	07/31/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Opportunity Fund
July 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6%
Alabama - 5.0%
Birmingham Water Works Board,
Subordinate Water Revenue Bonds	5.00	1/1/30	4,600,000		5,346,350
Birmingham-Jefferson Civic Center
Authority,
Special Tax Revenue Bonds, Series
2018 B	5.00	7/1/43	2,500,000		2,802,500
Black Belt Energy Gas District,
Gas Prepay Revenue Bonds, 1 Month
LIBOR + .67%	2.30	12/1/23	1,405,000	[a]	1,405,000
Jefferson County,
Revenue Bonds, Refunding	5.00	9/15/32	1,000,000		1,139,470
Jefferson County,
Senior Lien Sewer Revenue Bonds
Warrants (Insured; Assured Guaranty
Municipal Corp.)	0/6.60	10/1/42	7,835,000	[b]	6,852,883
					17,546,203
Arizona - .9%
La Paz County Industrial Development
Authority,
Education Facility LR (Charter Schools
Solutions-Harmony Public Schools
Project)	5.00	2/15/46	2,000,000	[c]	2,081,440
Phoenix Industrial Development
Authority,
Education Facility Revenue Bonds
(BASIS Schools Projects)	5.00	7/1/46	1,000,000	[c]	1,024,020
					3,105,460
California - 3.7%
California Health Facilities Financing
Authority,
Revenue Bonds (Providence Health and
Services) (Prerefunded)	6.50	10/1/18	45,000	[d]	45,392
California Health Facilities Financing
Authority,
Revenue Bonds (Sutter Health)	5.00	11/15/46	2,500,000		2,838,775
North Natomas Community Facilities
District Number 4,
Special Tax Bonds	5.00	9/1/30	1,500,000		1,657,485
San Francisco City and County Airport
Commission,
Second Series Revenue Bonds (San
Francisco International Airport)	5.00	5/1/41	2,500,000		2,788,325

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
California - 3.7% (continued)
University of California Regents,
Medical Center Pooled Revenue Bonds	5.00	5/15/43	5,000,000		5,517,600
					12,847,577
Colorado - 3.4%
City and County of Denver,
Airport System Subordinate Revenue
Bonds	5.50	11/15/27	5,565,000		6,389,622
Colorado Health Facilities Authority,
HR (Children's Hospital Colorado
Project)	5.00	12/1/41	2,500,000		2,783,750
Colorado Health Facilities Authority,
Revenue Bonds (Catholic Health
Initiatives)	5.25	1/1/45	1,500,000		1,603,920
E-470 Public Highway Authority,
Senior Revenue Bonds	5.38	9/1/26	1,000,000		1,069,060
					11,846,352
Connecticut - 2.7%
Connecticut,
GO	5.00	10/15/25	3,000,000		3,309,720
Connecticut,
Special Tax Obligation Revenue Bonds
(Transportation Infrastructure
Purposes)	5.00	10/1/29	2,500,000		2,742,450
Connecticut Development Authority,
Water Facilities Revenue Bonds
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	3,000,000		3,253,890
					9,306,060
District of Columbia - 1.1%
District of Columbia Tobacco Settlement
Financing Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/15/46	5,300,000	[e]	937,199
Metropolitan Washington Airports
Authority,
Airport System Revenue Bonds	5.00	10/1/35	1,000,000		1,127,620
Metropolitan Washington D. C. Airports
Authority,
Airport Systems Revenue Bonds	5.00	10/1/35	1,500,000		1,707,810
					3,772,629
Florida - 6.9%
Broward County,
Airport System Revenue Bonds	5.00	10/1/37	1,560,000		1,761,599
Broward County,
Port Facilities Revenue Bonds	5.00	9/1/22	2,000,000		2,175,220
Citizens Property Insurance Corporation,
Coastal Account Senior Secured
Revenue Bonds	5.00	6/1/25	9,000,000		10,429,470

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
Florida - 6.9% (continued)
Miami Beach,
Stormwater Revenue Bonds, Refunding	5.00	9/1/47	2,500,000		2,721,725
Miami Beach Redevelopment Agency,
Tax Increment Revenue Bonds (City
Center/Historic Convention Village)	5.00	2/1/33	1,000,000		1,125,470
Miami-Dade County,
Seaport Revenue Bonds	5.50	10/1/42	2,500,000		2,791,750
Palm Bay,
Utility System Improvement Revenue
Bonds (Insured; National Public
Finance Guarantee Corp.)	0.00	10/1/20	1,350,000	[e]	1,248,926
Pinellas County Health Facilities
Authority,
Health System Revenue Bonds
(BayCare Health System Issue)
(Insured; National Public Finance
Guarantee Corp.) Auction-Based	2.94	11/15/23	775,000	[a]	775,000
Port of Palm Beach District,
Revenue Bonds (Insured; XLCA)	0.00	9/1/23	1,000,000	[e]	804,810
					23,833,970
Georgia - 2.4%
Atlanta,
Airport General Revenue Bonds	5.00	1/1/27	3,000,000		3,202,950
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/28	2,500,000		2,834,775
Private Colleges & Universities Authority,
Revenue Bonds (Emory University)	5.00	10/1/43	2,200,000		2,440,064
					8,477,789
Illinois - 12.4%
Chicago,
Customer Facility Charge Senior Lien
Revenue Bonds (Chicago O'Hare
International Airport)	5.75	1/1/43	3,750,000		4,217,812
Chicago,
General Airport Senior Lien Revenue
Bonds (Chicago O'Hare International
Airport)	5.00	1/1/34	2,100,000		2,299,710
Chicago,
Second Lien Water Revenue Bonds	5.00	11/1/25	1,925,000		2,149,724
Chicago Board of Education,
GO Notes (Insured; Assured Guaranty
Municipal Corporation)	5.00	12/1/33	1,000,000		1,110,720
Chicago Park District,
Limited Tax GO	5.00	1/1/27	2,030,000		2,246,520
Cook County,
Sales Tax Revenue Bonds, Refunding	5.00	11/15/35	2,500,000		2,846,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
Illinois - 12.4% (continued)
Greater Chicago Metropolitan Water
Reclamation District,
GO Unlimited Tax Capital Improvement
Bonds	5.00	12/1/44	2,000,000		2,199,920
Illinois,
Sales Tax Revenue Bonds	5.00	6/15/24	2,500,000		2,747,475
Illinois Finance Authority,
Revenue Bonds (Advocate Health Care
Network)	5.00	6/1/27	5,230,000		5,801,168
Illinois Finance Authority,
Revenue Bonds (OSF Healthcare
System)	5.00	11/15/45	1,000,000		1,082,970
Illinois Finance Authority,
Revenue Bonds (Rehabilitation
Institute of Chicago)	6.00	7/1/43	2,500,000		2,767,925
Illinois Finance Authority,
Revenue Bonds (Rush University
Medical Center Obligated Group)	5.00	11/15/33	3,000,000		3,334,650
Illinois Municipal Electric Agency,
Power Supply System Revenue Bonds	5.00	2/1/32	1,500,000		1,685,055
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project)	0.00	12/15/51	8,000,000	[e]	1,567,280
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project)	5.00	12/15/28	2,000,000		2,103,160
Railsplitter Tobacco Settlement
Authority,
Revenue Bonds	5.00	6/1/26	2,320,000		2,662,502
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
Bonds (University of Illinois)	5.00	4/1/44	2,000,000		2,168,880
					42,991,471
Indiana - 2.8%
Indiana Finance Authority,
Hospital Revenue Bonds (Community
Health Network)	5.00	5/1/42	4,000,000		4,307,280
Indiana Finance Authority,
Revenue Bonds (Marquette Project)	5.00	3/1/39	1,400,000		1,456,658
Indiana Municipal Power Agency,
Power Supply System Revenue Bonds	5.00	1/1/37	3,500,000		3,984,505
					9,748,443
Iowa - 1.8%
Iowa Finance Authority,
Healthcare Revenue Bonds (Genesis
Health System)	5.00	7/1/24	1,635,000		1,833,326

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
Iowa - 1.8% (continued)
Iowa Finance Authority,
Midwestern Disaster Area Revenue
Bonds (Iowa Fertilizer Company
Project)	5.25	12/1/25	1,000,000		1,069,320
Iowa Finance Authority,
Midwestern Disaster Area Revenue
Bonds (Iowa Fertilizer Company
Project)	5.88	12/1/27	1,520,000	[c]	1,614,149
Iowa Finance Authority,
Midwestern Disaster Area Revenue
Bonds, Refunding (Iowa Fertilizer
Company Project)	5.25	12/1/50	1,765,000		1,877,589
					6,394,384
Kansas - .5%
Kansas Development Finance Authority,
Revenue Bonds (Village Shalom
Project) Series 2018 B	4.00	11/15/25	1,700,000		1,715,980
Kentucky - 3.4%
Kentucky Economic Development
Finance Authority,
Revenue Bonds, Refunding (Louisville
Arena Project) (Insured; Assured
Guaranty Municipal Corporation)	5.00	12/1/45	2,000,000		2,231,900
Kentucky Public Energy Authority,
Gas Supply Revenue Bonds	4.00	4/1/24	3,250,000		3,459,885
Pendleton County,
Multi-County LR (Kentucky Association
of Counties Leasing Trust Program)	6.40	3/1/19	6,000,000		6,052,980
					11,744,765
Louisiana - 2.3%
Louisiana Public Facilities Authority,
Hospital Revenue Bonds (Franciscan
Missionaries of Our Lady Health System
Project)	5.00	7/1/47	1,500,000		1,642,095
New Orleans,
Water Revenue Bonds	5.00	12/1/34	2,000,000		2,225,340
New Orleans Aviation Board,
General Airport Revenue Bonds (North
Terminal Project)	5.00	1/1/40	2,175,000		2,370,032
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement Asset-Backed
Bonds	5.25	5/15/35	1,500,000		1,617,615
					7,855,082
Maine - .6%
Maine Health and Higher Educational
Facilities Authority,
Revenue Bonds (Maine General Medical
Center Issue)	7.50	7/1/32	2,000,000		2,219,120

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 100.6% (continued)
Maryland - .6%
Maryland Stadium Authority,
Revenue Bonds (Construction &
Revitalization Program)	5.00	5/1/38	1,750,000	2,015,073
Massachusetts - 1.4%
Massachusetts Development Finance
Agency,
Revenue Bonds (Partners HealthCare
System Issue)	5.00	7/1/44	1,000,000	1,088,340
Massachusetts Development Finance
Agency,
Revenue Bonds (Suffolk University)	5.00	7/1/27	1,750,000	2,016,018
Massachusetts Educational Financing
Authority,
Education Loan Revenue Bonds (Issue
K)	5.25	7/1/29	1,675,000	1,786,354
				4,890,712
Michigan - 4.9%
Great Lakes Water Authority,
Water Supply System Second Lien
Revenue Bonds	5.00	7/1/46	3,000,000	3,299,910
Karegnondi Water Authority,
Revenue Bonds	5.00	11/1/41	1,000,000	1,104,270
Kent Hospital Finance Authority,
Revenue Bonds (Spectrum Health
System)	5.50	11/15/25	2,500,000	2,756,725
Lansing Board of Water and Light,
Utility System Revenue Bonds	5.50	7/1/41	1,500,000	1,642,500
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Sewage Disposal
System Revenue Bonds Senior Lien
Local Project Bonds) (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/31	2,500,000	2,789,125
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Water Supply
System Revenue Bonds Senior Lien
Local Project Bonds) (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/37	2,000,000	2,202,700
Michigan Strategic Fund,
SWDR (Genesee Power Station Project)	7.50	1/1/21	2,300,000	2,271,526
Wayne County Airport Authority,
Airport Revenue Bonds (Detroit
Metropolitan Wayne County Airport)	5.00	12/1/45	1,000,000	1,114,670
				17,181,426

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
Missouri - .7%
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue Bonds
(CoxHealth)	5.00	11/15/29	2,000,000		2,258,560
Nebraska - .6%
Public Power Generation Agency of
Nebraska,
Revenue Bonds (Whelan Energy Center
Unit 2)	5.00	1/1/37	2,000,000		2,233,580
Nevada - 1.3%
Clark County,
GO	5.00	11/1/38	3,020,000		3,373,249
Reno,
Sales Tax Revenue Bonds First Lien
(Reno Transportation Rail Access
Project)	5.00	6/1/48	1,070,000		1,214,043
					4,587,292
New Jersey - 5.3%
Essex County Improvement Authority,
SWDR (Covanta Project)	5.25	7/1/45	2,500,000	[c]	2,526,600
New Jersey Economic Development
Authority,
Revenue Bonds	5.25	6/15/27	1,000,000		1,118,940
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
Bonds	5.00	3/1/28	1,000,000		1,070,820
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
Bonds	5.25	6/15/31	2,100,000		2,317,182
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
Bonds	5.25	6/15/29	1,000,000		1,110,510
New Jersey Educational Facilities
Authority,
Revenue Bonds (Stockton University
Issue)	5.00	7/1/41	1,000,000		1,079,900
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (Inspira Health
Obligated Group)	5.00	7/1/37	1,600,000		1,792,784
New Jersey Tobacco Settlement Financing
Corp.,
Revenue Bonds, Refunding, Ser. A	5.00	6/1/46	2,000,000		2,202,140
New Jersey Tobacco Settlement Financing
Corp.,
Revenue Bonds, Refunding, Ser. A	5.00	6/1/36	2,000,000		2,238,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
New Jersey - 5.3% (continued)
New Jersey Tobacco Settlement Financing
Corp.,
Revenue Bonds, Refunding, Ser. A	5.25	6/1/46	2,500,000		2,805,825
					18,263,501
New York - 8.0%
New York City,
GO	5.00	10/1/36	5,000,000		5,414,300
New York City Industrial Development
Agency,
Senior Airport Facilities Revenue Bonds
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/20	3,000,000		3,167,550
New York Counties Tobacco Trust V,
Revenue Bonds	0.00	6/1/50	4,400,000	[e]	605,660
New York Liberty Development
Corporation,
Revenue Bonds (3 World Trade Center
Project)	5.00	11/15/44	2,500,000	[c]	2,641,875
New York Liberty Development
Corporation,
Revenue Bonds (Goldman Sachs
Headquarters Issue)	5.25	10/1/35	1,000,000		1,231,640
New York State Dormitory Authority,
State Personal Income Tax Revenue
Bonds (General Purpose)	5.00	2/15/43	3,100,000		3,401,072
New York State Dormitory Authority,
Toll Highway Senior Revenue Bonds	5.00	3/15/35	5,325,000		5,997,334
New York Transportation Development
Corporation,
Special Facility Revenue Bonds
(American Airlines, Inc. John F.
Kennedy International Airport Project)	5.00	8/1/26	700,000		738,402
New York Transportation Development
Corporation,
Special Facility Revenue Bonds
(LaGuardia Airport Terminal B
Redevelopment Project)	5.00	7/1/46	2,500,000		2,680,750
TSASC Inc.,
Tobacco Settlement Subordinate Bonds	5.00	6/1/48	2,000,000		2,048,640
					27,927,223
Ohio - 2.9%
Allen County,
Hospital Facilities Revenue Bonds
(Catholic Health Partners)	5.00	5/1/42	4,500,000		4,839,705
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/47	7,100,000	[e]	603,500

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
Ohio - 2.9% (continued)
Cuyahoga County Hospital,
Revenue Bonds (The Metrohealth
System)	5.25	2/15/47	1,000,000		1,078,370
Ohio Adult Correctional Capital Facilities,
Revenue Bonds, Refunding (Lease
Appropriations-Adult Correctional
Building Fund Projects)	5.00	10/1/37	1,430,000		1,645,244
Ohio Adult Correctional Capital Facilities,
Revenue Bonds, Refunding (Lease
Appropriations-Adult Correctional
Building Fund Projects)	5.00	10/1/36	1,750,000		2,019,447
					10,186,266
Pennsylvania - 8.2%
Allegheny County Port Authority,
Special Transportation Revenue Bonds	5.25	3/1/23	1,215,000		1,314,448
Berks County Industrial Development
Authority,
Health Systems Revenue Bonds,
Refunding (Tower Health Project)	5.00	11/1/47	1,350,000		1,490,765
Commonwealth Financing Authority of
Pennsylvania,
Revenue Bonds	5.00	6/1/30	2,000,000		2,279,760
Delaware Valley Regional Finance
Authority,
Revenue Bonds (Insured; CNTY Gtd.)
Series 2018 C, MUNIPSA + .53%	1.47	9/1/23	3,000,000	[a]	3,001,170
Montgomery County Industrial
Development Authority,
Retirement Community Revenue Bonds
(Adult Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	3,500,000		3,869,320
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special Revenue
Bonds	5.00	12/1/42	3,995,000		4,335,654
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue Bonds,
Series 2018 B	5.25	12/1/48	4,000,000		4,576,120
Pennsylvania Turnpike Commission,
Turnpike Revenue Bonds	5.00	12/1/42	2,000,000		2,179,040
Philadelphia School District,
GO	5.00	9/1/38	1,000,000		1,115,660
Philadelphia School District,
GO	5.25	9/1/23	4,000,000		4,238,320
					28,400,257

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.6% (continued)
Rhode Island - .6%
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/40	2,000,000		2,130,700
South Carolina - 1.5%
South Carolina Public Service Authority,
Revenue Bonds Obligations (Santee
Cooper)	5.13	12/1/43	5,000,000		5,314,200
Tennessee - .8%
Johnson City Health and Educational
Facilities Board,
HR (Mountain States Health Alliance)
(Prerefunded)	6.00	7/1/20	2,435,000	[d]	2,632,746
Texas - 8.6%
Austin,
Water & Waste Water Systems Revenue
Bonds	5.00	11/15/43	3,305,000		3,648,720
Clifton Higher Education Finance
Corporation,
Education Revenue Bonds (IDEA Public
Schools) (Permanent School Fund
Guarantee Program)	5.00	8/15/31	3,825,000		4,302,895
Love Field Airport Modernization
Corporation,
General Airport Revenue Bonds	5.00	11/1/34	3,500,000		3,894,870
Love Field Airport Modernization
Corporation,
Special Facilities Revenue Bonds
(Southwest Airlines Company - Love
Field Modernization Program Project)	5.00	11/1/22	2,000,000		2,223,240
Lower Colorado River Authority,
Revenue Bonds	5.00	5/15/39	3,000,000		3,292,170
Lubbock Electric Light & Power System,
Revenue Bonds	5.00	4/15/48	2,475,000		2,793,285
New Hope Cultural Education Facilities
Finance Corporation,
Student Housing Revenue Bonds
(National Campus and Community
Development Corporation - College
Station Properties LLC - Texas A&M
University Project)	5.00	7/1/35	1,500,000		1,337,220
North Texas Tollway Authority,
First Tier System Revenue Bonds	5.00	1/1/39	4,000,000		4,485,760
San Antonio,
Electric and Gas Systems Junior Lien
Revenue Bonds	5.00	2/1/43	3,500,000		3,830,995
					29,809,155

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 100.6% (continued)
U.S. Related - .5%
Puerto Rico Highway & Transportation
Authority,
Transportation Revenue Bonds
(Insured; AMBAC Indemnity Corp.)	5.25	7/1/41	1,400,000	1,637,706
Utah - 1.0%
Salt Lake City,
Airport Revenue Bonds, Ser. A	5.00	7/1/34	3,000,000	3,405,870
Virginia - 1.0%
Virginia Small Business Financing
Authority,
Revenue Bonds	5.00	7/1/34	1,700,000	1,806,097
Winchester Economic Development
Authority,
HR (Valley Health System Obligated
Group)	5.00	1/1/35	1,560,000	1,739,618
				3,545,715
West Virginia - 1.5%
West Virginia University Board of
Governors,
University Improvement Revenue
Bonds (West Virginia University
Projects)	5.00	10/1/36	5,000,000	5,382,550
Wisconsin - 1.3%
Public Finance Authority of Wisconsin,
HR (Renown Regional Medical Center
Project)	5.00	6/1/40	2,000,000	2,193,780
Wisconsin Health and Educational
Facilities Authority,
Revenue Bonds (Aurora Health Care,
Inc.)	5.50	4/15/29	2,200,000	2,325,158
				4,518,938
Total Investments (cost $338,935,748)			100.6%	349,726,755
Liabilities, Less Cash and Receivables			(0.6%)	(2,153,130)
Net Assets			100.0%	347,573,625

a Variable rate security—rate shown is the interest rate in effect at period end.
b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities were valued at
$9,888,084 or 2.84% of net assets.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Opportunity Fund
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	349,726,755	-	349,726,755

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2018, accumulated net unrealized appreciation on investments was $10,791,007, consisting of $13,078,822 gross unrealized appreciation and $2,287,815 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Opportunity Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 17, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)